Schedule of Commercial Loans - Construction Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Commitment Amount		$ 73,653	$ 86,556
Gross Amount Outstanding		$ 51,138	$ 61,293
Home Construction Loans [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		20	20
Number of Borrowers | Integer		59	62
Number of Loans | Integer		177	225
Value of Collateral	[1]	$ 99,462	$ 117,169
Commitment Amount		67,391	75,300
Gross Amount Outstanding		$ 48,004	$ 51,788
Loan to Value Ratio	[2],[3]	68.00%	64.00%
Loan Fee		5.00%	5.00%

[1]	The value is determined by the appraised value.
[2]	Represents the weighted average loan to value ratio of the loans.
[3]	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.